Intangible assets, net - Summary of Acquired Finite-Lived Intangible Assets (Detail)	Jun. 30, 2025	Dec. 31, 2024
Developed technology [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years
Developed technology [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 years	6 years
Customer relationships [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years 6 months
Customer relationships [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years	4 years
Regulatory licenses [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years	5 years
Patents and trade name [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year	1 year
Patents and trade name [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	17 years	17 years